Consolidated Statement of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net earnings, including noncontrolling interests	$ 157	$ 172	$ 232	$ 255	$ 209
Adjustments:
Depreciation and amortization	(52)	(61)	(85)	(76)	(90)
Annuity benefits	536	485	641	522	523
Realized gains on investing activities	(2)	(26)	(35)	(68)	(66)
Net sales of trading securities	2	2	1	12	14
Deferred annuity and life policy acquisition costs	(164)	(144)	(198)	(221)	(185)
Amortization of insurance acquisition costs	126	104	161	147	169
Change in:
Life, accident and health reserves	(14)	(9)	(12)	26	(4)
Reinsurance recoverable	5	3	6	(14)	(6)
Accrued investment income	(20)	(11)	(17)	(27)	(12)
Other assets	(18)	(8)	(9)	(22)	4
Other liabilities	14	(91)	(113)	56	(49)
Other operating activities, net	(6)	(8)	(7)	(14)	(6)
Net cash provided by operating activities	564	408	565	576	501
Investing Activities:
Purchases of fixed maturities	(4,127)	(3,382)	(4,419)	(5,280)	(3,476)
Purchases of equity securities	(188)	(98)	(136)	(142)	(121)
Purchases of mortgage loans	(103)	(250)	(323)	(265)	(204)
Purchases of other investments	(191)	(134)	(189)	(220)	(191)
Purchases of real estate, property and equipment	(18)	(6)	(12)	(9)	(19)
Purchases of equity options — fixed indexed annuities	(215)	(152)	(221)	(160)	(112)
Proceeds from maturities and redemptions of fixed maturities	1,568	1,523	2,014	2,094	1,295
Proceeds from repayments of mortgage loans	185	62	98	74	35
Proceeds from sales of fixed maturities	213	85	103	196	472
Proceeds from sales of equity securities	38	24	45	105	151
Proceeds from sales of other investments	64	88	150	193	74
Proceeds from sales of real estate, property and equipment	25	3	5	11	0
Proceeds from exercise of equity options — fixed indexed annuities	270	249	352	230	113
Other investing activities, net	6	8	9	(11)	21
Net cash used in investing activities	(2,473)	(1,980)	(2,524)	(3,184)	(1,962)
Financing Activities:
Annuity receipts	3,030	2,721	3,692	4,028	2,984
Annuity surrenders, benefits and withdrawals	(1,468)	(1,268)	(1,747)	(1,557)	(1,460)
Net transfers from variable annuity assets	32	36	43	32	36
Advances from Federal Home Loan Bank	300	0	0	200	0
Capital contributions from parent	0	0	0	0	60
Cash dividends paid	(80)	(100)	(200)	(115)	0
Other financing activities, net	(8)	(1)	1	(1)	5
Net cash provided by (used in) financing activities	1,806	1,388	1,789	2,587	1,625
Net Change in Cash and Cash Equivalents	(103)	(184)	(170)	(21)	164
Cash and cash equivalents at beginning of period	222	392	392	413	249
Cash and cash equivalents at end of period	$ 119	$ 208	$ 222	$ 392	$ 413